INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Significant joint ventures (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	$ 372,215,382	$ 342,928,809
Liabilities	327,631,107	303,879,080
Cash and cash equivalents	32,844,099	39,799,609	$ 31,645,291	$ 25,329,846
Interest expense	15,023,911	16,668,295	8,442,470
Income tax revenue	(2,392,336)	(1,932,555)	$ (2,748,421)
Accumulated other comprehensive income before tax of investments in associates and joint ventures	1,324	4,751
Contingent liabilities incurred in relation to interests in joint ventures	0	0
Contingent liabilities incurred in relation to interests in associates	0	0
Total for all joint ventures | Compania de Financiamiento Tuya S.A
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
Assets	2,830,280	3,827,631
Liabilities	2,322,251	3,313,741
Income from ordinary activities	1,505,074	2,205,538
Profits (loss)	155,514	221,199
Cash and cash equivalents	317,389	223,625
Interest and valuation income	704,535	1,142,715
Credit impairment charges	510,496	949,125
Interest expense	305,343	502,501
Depreciation and amortization	29,329	38,491
Income tax revenue	$ 53,566	$ 131,265